Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

Hennessy Funds Trust
Hennessy Cornerstone Growth Fund, Hennessy Focus Fund, Hennessy Cornerstone Mid Cap 30 Fund, Hennessy Cornerstone Large Growth Fund, Hennessy Cornerstone Value Fund, Hennessy Total Return Fund, Hennessy Equity and Income Fund, Hennessy Balanced Fund, Hennessy BP Energy Fund, Hennessy BP Midstream Fund, Hennessy Gas Utility Fund, Hennessy Japan Fund, Hennessy Japan Small Cap Fund, Hennessy Large Cap Financial Fund, Hennessy Small Cap Financial Fund, and Hennessy Technology Fund, (the “Funds”)

November 14, 2018

EXPLANATORY NOTE

On behalf of the Funds, each a series of Hennessy Funds Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Funds and pursuant to Rule 497(e) under the Securities Act on October 26, 2018; such form of Supplement (Accession Number 0000898531-18-000577) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE